Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

5. Inventories

Inventories consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Products	1,125,407	1,180,768
Packing materials and others	140	80

Inventories	1,125,547	1,180,848
Inventory write-down:
Balance at beginning of the year	(76,631)	(99,509)
Additions	(108,461)	(89,516)
Write-offs	85,583	81,744

Balance at end of the year	(99,509)	(107,281)

Inventories, net	1,026,038	1,073,567

Inventories write-downs of RMB76,169, RMB108,461 and RMB 89,516 were recorded in cost of products in the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021, respectively.